Equity Based Compensation - 2021 Plan (Details) - Equity Incentive Plan 2021 [Member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	15,900,000
Number of additional shares authorized	7,453,734
Maximum automatic annual increase (in shares)	19,900,000
Maximum automatic annual increase in shares, as a percentage of shares outstanding	5.00%
Award term	10 years
Unrecognized cost, nonoptions | $	$ 26
3-year vesting period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
4-year vesting period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units | Minimum | 3-year vesting period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock Units | Minimum | 4-year vesting period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock Units | Maximum | 4-year vesting period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years